Income Taxes (Components of Income Tax Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	$ 156,797,000	$ 160,274,000
Current income tax expense	27,306,000	34,026,000
Deferred income tax expense (recovery)	5,615,000	(350,000)
Total Income Tax Expense	32,921,000	33,676,000
North
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	65,978,000	50,952,000
Current income tax expense	22,603,000	28,570,000
Deferred income tax expense (recovery)	(4,625,000)	(9,806,000)
UNITED STATES
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	24,043,000	42,619,000
Current income tax expense	4,432,000	5,290,000
Deferred income tax expense (recovery)	10,240,000	9,456,000
Other Country
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	66,776,000	66,703,000
Current income tax expense	271,000	166,000
Deferred income tax expense (recovery)	$ 0	$ 0